Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			12 Months Ended
	Feb. 01, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental cash flow information - Noncash activities
Trading assets retained from securitizations of MHFS					$ 46,291	$ 28,604	$ 47,198
Capitalization of MSRs from sale of MHFS					1,736	1,302	3,616
Transfers from loans to MHFS					9,205	11,021	7,610
Transfers from loans to LHFS					90	9,849	274
Transfers from loans to foreclosed assets and other assets					3,274	4,094	4,470
Transfers from available-for-sale to held-to-maturity securities					$ 4,972	$ 1,810	6,042
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares			14.3	11.1	64.0	66.0
Private forward repurchase contract					$ 500	$ 750	$ 500
Scenario, Forecast [Member] | Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares		9.2
Collaborative Arrangement [Member] | Product Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					1.00%
Subsequent Event [Member] | Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares		9.2
Subsequent Event [Member] | FHA Insurance Litigation [Member] | Civil Claim [Member]
Summary of Significant Accounting Policies [Line Items]
Amounts To Be Paid In Connection With Legal Or Regulatory Matters	$ 1,200
Other Expense [Member] | Subsequent Event [Member] | FHA Insurance Litigation [Member] | Civil Claim [Member]
Summary of Significant Accounting Policies [Line Items]
Amounts To Be Paid In Connection With Legal Or Regulatory Matters	200
Operating Income (Loss) [Member] | Subsequent Event [Member] | FHA Insurance Litigation [Member] | Civil Claim [Member]
Summary of Significant Accounting Policies [Line Items]
Amounts To Be Paid In Connection With Legal Or Regulatory Matters	$ 134
Earnings Per Share [Member] | Subsequent Event [Member] | FHA Insurance Litigation [Member] | Civil Claim [Member]
Supplemental cash flow information - Noncash activities
Amounts To Be Paid In Connection With Legal Or Regulatory Matters - Per Share	$ 0.03